SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
Dec. 31, 2023 operational_lng segment undergoing_conversion operational_flng
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Number of operational FLNG | operational_flng	1
Number of operational LNG | operational_lng	1
Gimi conversion
Segment Reporting Information [Line Items]
Number of undergoing conversions | undergoing_conversion	1